Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 NPL Construction Co. [Member]	Dec. 31, 2011 NPL Construction Co. [Member]	Dec. 31, 2013 Gas pipe inventory and operating supplies [Member]	Dec. 31, 2012 Gas pipe inventory and operating supplies [Member]
Significant Accounting Policies [Line Items]
NPL ownership in ICE percentage	65.00%
Gas pipe inventory and operating supplies					$ 21	$ 25
Non-cash construction advances - non-cash investing item	9.3	20.0
Recognized pretax profit/losses			$ 15	$ 5
Recognized pretax losses, after tax earnings per share impacts		$ 0.20